UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete. and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas F. Flynn
Title:         Treasurer
Phone:       212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn   New York NY   February 13, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[   ] 13F Notice.
[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        -0-
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:  $128,695

List of Other Included Managers: None

Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	2501	1020700	SH		SOLE		1020700
AMERICAN VANGUARD CORP	COMMON STOCK	030371108	1064	28400	SH		SOLE		28400
BEI TECHNOLOGIES INC	COMMON STOCK	05538P104	1260	63000	SH		SOLE		63000
BROOKSTONE INC	COMMON STOCK	114537103	7603	356800	SH		SOLE		356800
CELADON GROUP INC	COMMON STOCK	150838100	4360	305100	SH		SOLE		305100
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	7316	1161300	SH		SOLE		1161300
DIXON TICONDEROGA CO	COMMON STOCK	255860108	496	118700	SH		SOLE		118700
DOT HILL SYS CORP	COMMON STOCK	25848T109	530	35000	SH		SOLE		35000
DUCKWALL ALCO STORES INC NEW	COMMON STOCK	264142100	1068	68000	SH		SOLE		68000
FTI CONSULTING INC	COMMON STOCK	302941109	3643	155900	SH		SOLE		155900
FIRST CASH FINANCIAL SERVICES	COMMON STOCK	31942D107	2872	112000	SH		SOLE		112000
FIRST VIRTUAL COMMUNICATIONS	COMMON STOCK	337484307	530	241100	SH		SOLE		241100
FORGENT NETWORKS INC	COMMON STOCK	34629U103	3011	1218900	SH		SOLE		1218900
***FUEL-TECH NV	COMMON STOCK	359523107	3420	963100	SH		SOLE		963100
GP STRATEGIES CORP	COMMON STOCK	36225V104	5696	712000	SH		SOLE		712000
HANDLEMAN CO	COMMON STOCK	410252100	411	20000	SH		SOLE		20000
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	3951	476000	SH		SOLE		476000
HYPERCOM CORP	COMMON STOCK	44913M105	9105	1912900	SH		SOLE		1912900
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	2425	436200	SH		SOLE		436200
INTER TEL INC	COMMON STOCK	458372109	5593	223900	SH		SOLE		223900
JACO ELECTRONICS INC	COMMON STOCK	469783104	494	71700	SH		SOLE		71700
JARDEN CORPORATION	COMMON STOCK	471109108	4750	173750	SH		SOLE		173750
LANDEC CORP	COMMON STOCK	514766104	3276	497000	SH		SOLE		497000
LIFETIME HOAN CORP	COMMON STOCK	531926103	8349	494000	SH		SOLE		494000
LIFECELL CORP	COMMON STOCK	531927101	2623	423000	SH		SOLE		423000
MDC PARTNERS INC NEW CL A	COMMON STOCK	552697104	6985	609500	SH		SOLE		609500
MERITAGE CORPORATION	COMMON STOCK	59001A102	3514	53000	SH		SOLE		53000
MOORE MEDICAL CORP	COMMON STOCK	615799103	1133	158700	SH		SOLE		158700
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	354	40000	SH		SOLE		40000
OPTICNET INC COM RSTD	COMMON STOCK	683868103	10	10000	SH		SOLE		10000
PHOTOMEDEX INC	COMMON STOCK	719358103	2589	1044000	SH		SOLE		1044000
REWARDS NETWORK INC	COMMON STOCK	761557107	8669	813100	SH		SOLE		813100
SORRENTO NETWORKS CORP	COMMON STOCK	83586Q209	1006	340000	SH		SOLE		340000
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	5307	499764	SH		SOLE		499764
TEKNOWLEDGE CORP-NEW	COMMON STOCK	878919208	315	85000	SH		SOLE		85000
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	2280	260000	SH		SOLE		260000
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	10186	300000	SH		SOLE		300000

							No. of Other Managers	0
			128695